Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
(a)Purchase commitments
The Company has non-cancelable purchase commitments as of March 31, 2022, primarily related to supply and engineering services providers. The purchase commitments as of March 31, 2022 are as follows:

	Payments Due by Periods
Commitments and obligations	Less than 1 year (remaining)	1 – 3 years	3 – 5 years	More than 5 years	Total
	(In thousands)
Purchase commitments	$20,997	$25,625	$—	$—	$46,622
Amounts purchased under these arrangements for the three months ended March 31, 2022 and 2021 were $3.3 million and $2.3 million, respectively.
(b)Litigation and Claims
From time to time, the Company is party to various lawsuits, claims and other legal proceedings that arise in the ordinary course of business. The Company determines when and how much to accrue for and disclose related to legal and other contingencies. Accordingly, the Company discloses contingencies deemed to be reasonably possible and accrues loss contingencies when, in consultation with legal advisors, it is concluded that a loss is probable and reasonably estimable. Significant judgment is required to determine both probability and the estimated amount. The Company reviews these provisions on a quarterly basis and adjust these provisions accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. The outcome of legal matters and litigation is inherently uncertain. Therefore, if one or more of these legal matters were resolved against us for amounts in excess of management’s expectations, the Company’s results of operations, and financial condition, including in a particular reporting period, could be materially adversely affected.
On June 4, 2019, the Company filed a complaint in the U.S. District Court for the Southern District of New York as OneWeb, one of the Company’s largest customers, cancelled 35 of planned 39 launches. Subsequently on March 27, 2020, OneWeb filed for Chapter 11 Bankruptcy which terminated the entire launch service agreement entered with the Company during its bankruptcy process by September 18, 2020, resulting in a release of performance rights and performance obligations. As of the date of the issuance of these condensed consolidated financial statements, the claim with the bankruptcy court and disposition of the Company’s complaint remains outstanding.
For the three months ended March 31, 2022 and 2021, there were no other material legal proceedings.
(c)Contingencies
The Company identified certain contracts where the expected costs to fulfill the contract will be in excess of the estimated transaction price. On October 1, 2017, the Company entered into a launch service agreement with a customer to provide a dedicated primary launch service which would deliver 150 kg of the customer’s payload. Per the terms of the agreement, the dedicated primary launch shall have a firm fixed price of $4.9 million. The Company amended the contract from a dedicated primary launch to secondary rideshare launches, with the $4.9 million firm fixed price allocated across the three launches based on the relative anticipated payload kilogram weight. During the year ended December 31, 2021, the Company determined that it was probable that the costs to provide the services as stipulated by the amended launch services agreement would exceed the allocated firm fixed price of each launch. As such, the Company recorded a provision for contract loss for these three secondary rideshare launches for a total of $12.5 million during the year ended December 31, 2021. As of March 31, 2022, two of the three launches occurred. The provision for contract losses outstanding as of March 31, 2022 related to the remaining launch is $2.6 million.
During the three months ended March 31, 2022, the Company entered into launch service agreements with seven other customers. Five of the launch service agreements are related to secondary rideshare launches where it was probable that the costs to provide the services would exceed the allocated firm fixed price of each launch. The Company recorded a provision for contract losses of $11.6 million, with $5.8 million as a reduction of inventory during the year ended March 31, 2022. As of December 31, 2021, the provision for contract losses outstanding related to the remaining launches for these other customers was $0.6 million, with $0.2 million as a reduction of contract assets.
As part of the Business Combination, the Company is providing a concession launch service for a Third-Party PIPE Investor in the first quarter of 2023. Accordingly, the Company recorded a contract loss reserve of $4.1 million as of December 31, 2021 based on the estimate of the cost to fulfill this obligation, offset to additional paid in capital as this is considered to be a transaction cost or cost of capital.
Consistent with the accounting of its firm fixed price contracts, the Company continually reviews cost performance and estimates-to-complete at least quarterly and in many cases more frequently. Adjustments to original estimates for a contract’s revenue, estimated costs at completion and estimated profit or loss are often required as work progresses under a contract, as experience is gained and as more information is obtained, even though the scope of work required under the contract may not change, or if contract modifications occur. The impact of revisions in estimate of completion for all types of contracts are recognized on a cumulative catch-up basis in the period in which the revisions are made.
Commitments and Contingencies
(a)Lease Obligations
The Company has several non-cancelable operating leases primarily related to the lease of its manufacturing and testing facilities. These leases generally contain renewal options for periods ranging from 3 to 10 years and require the Company to pay all executory costs, such as maintenance and insurance. Certain lease arrangements have rent-free periods or escalating payment provisions, and the Company recognizes rent expense of such arrangements on a straight-line basis.
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2021, are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$3,046	$258
2023	3,064	81
2024	3,121	18
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,953	$357
Less:
Imputed interest/present value discount	(8,570)	(20)
Present value of lease liabilities	$15,383	$337
(b)Purchase commitments
The Company has non-cancelable purchase commitments as of December 31, 2021, primarily related to supply and engineering services providers. The purchase commitments as of December 31, 2021 are as follows:

	Payments Due by Periods
Commitments and obligations	Less than 1 year (remaining)	1 – 3 years	3 – 5 years	More than 5 years	Total
	(In thousands)
Purchase commitments	$20,948	$27,500	$—	$—	$48,448
Amounts purchased under these arrangements for the years ended December 31, 2021 and 2020 were $1.5 million and $1.7 million, respectively.
(c)Litigation and Claims
From time to time, the Company is party to various lawsuits, claims and other legal proceedings that arise in the ordinary course of business. The Company determines when and how much to accrue for and disclose related to legal and other contingencies. Accordingly, the Company discloses contingencies deemed to be reasonably possible and accrues loss contingencies when, in consultation with legal advisors, it is concluded that a loss is probable and reasonably estimable. Significant judgment is required to determine both probability and the estimated amount. The Company reviews these provisions on a quarterly basis and adjust these provisions accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. The outcome of legal matters and litigation is inherently uncertain. Therefore, if one or more of these legal matters were resolved against us for amounts in excess of management’s expectations, the Company’s results of operations, and financial condition, including in a particular reporting period, could be materially adversely affected.
On June 4, 2019, the Company filed a complaint in the U.S. District Court for the Southern District of New York as OneWeb, one of the Company’s largest customers, cancelled 35 of planned 39 launches. Subsequently on March 27, 2020, OneWeb filed for Chapter 11 Bankruptcy which terminated the entire launch service agreement entered with the Company during its bankruptcy process by September 18, 2020, resulting in a release of performance rights and performance obligations. As of the date of the issuance of these consolidated financial statements, the disposition remains outstanding.
For the years ended December 31, 2021 and 2020, there were no other material legal proceedings.
(d)Contingencies
The Company identified certain contracts where the expected costs to fulfill the contract will be in excess of the estimated transaction price. On October 1, 2017, the Company entered into a launch service agreement with a customer to provide a dedicated primary launch service which would deliver 150 kg of the customer’s payload. Per the terms of the agreement, the dedicated primary launch shall have a firm fixed price of $4.9 million. The Company amended the contract from a dedicated primary launch to secondary rideshare launches, with the $4.9 million firm fixed price allocated across the three launches based on the relative anticipated payload kilogram weight. During the year ended December 31, 2021, the Company determined that it was probable that the costs to provide the services as stipulated by the amended launch services agreement would exceed the allocated firm fixed price of each launch. As such, the Company recorded a provision for contract loss for these three secondary rideshare launches. During the year ended December 31, 2021, one of the three launches occurred. The provision for contract losses outstanding as of December 31, 2021 related to the remaining two launches is $12.5 million, of which $6.9 million is recorded net of inventory and $2.4 million is recorded net of contract assets in the consolidated balance sheets.
Additionally, the Company identified launch service agreements with four other customers. Three of the launch service agreements are related to secondary rideshare launches where it was probable that the costs to provide the services would exceed the allocated firm fixed price of each launch. The Company recorded a provision for contract losses of $4.9 million, with $4.7 million recorded net of inventory and $0.2 million recorded net of contract assets in the consolidated balance sheets during the year ended December 31, 2021.
As part of the Business Combination, the Company is providing a concession launch service for a Third-Party PIPE Investor in the first quarter of 2023. Accordingly, the Company recorded a contract loss reserve of $4.1 million based on the estimate of the cost to fulfill this obligation, offset to additional paid in capital as this is considered to be a transaction cost or cost of capital.
Consistent with the accounting of its firm fixed price contracts, the Company continually reviews cost performance and estimates-to-complete at least quarterly and in many cases more frequently. Adjustments to original estimates for a contract’s revenue, estimated costs at completion and estimated profit or loss are often required as work progresses under a contract, as experience is gained and as more information is obtained, even though the scope of work required under the contract may not change, or if contract modifications occur. The impact of revisions in estimate of completion for all types of contracts are recognized on a cumulative catch-up basis in the period in which the revisions are made.